Large Cap Blend Portfolio Investment Objectives and Goals - Large Cap Blend Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Blend Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek long-term growth of capital and income.